Warrants (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2012		Dec. 31, 2011		Mar. 04, 2011	Dec. 31, 2011 Working Capital Note [Member]	Jun. 30, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Dec. 31, 2010 Equity classified warrants [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 1 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 2 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 3 [Member]	Jun. 30, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Preferred Stock Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Number of shares (in shares)				1,046,102			7,068	18,514,000	18,514,000		389,000	389,000	7,068,000	6,449,000	6,449,000	4,608,000	4,608,000	7,068,000	7,068,000	1,064,616,000		1,064,616,000		1,064,616,000				1,046,102,000	1,046,102,000	1,046,102,000	11,046,000
Exercise price (in dollars per share)											$ 23.20	$ 23.20	$ 28.80	$ 234.40	$ 234.40	$ 263.90	$ 263.90	$ 28.80						$ 28.80				$ 28.80	$ 28.80
Expiration											September 2015 through December 2016	September 2015 through December 2016	March 2016	August 2013 through December 2016	August 2013 through December 2016	October 2015 through September 2019	October 2015 through September 2019	March 2016										March 2016	March 2016
Fair value of warrants grants (in dollars per share)								$ 14.90	$ 14.90
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.70		$ 26.00		$ 27.40	$ 27.40
Volatility rate (in hundredths)	65.00%	108.00%		93.80%				64.96%	64.96%
Expected term								5 years	5 years
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%				2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%				0.00%	0.00%
Preferred stock warrants converted in warrants to purchase Common Stock (in shares)				1,046,102			7,068	18,514,000	18,514,000		389,000	389,000	7,068,000	6,449,000	6,449,000	4,608,000	4,608,000	7,068,000	7,068,000	1,064,616,000		1,064,616,000		1,064,616,000				1,046,102,000	1,046,102,000	1,046,102,000	11,046,000
Warrants expiration period				8 years
Change in fair value of common stock warrants										$ 200,000
Non-operating income																				1,200,000	9,500,000	700,000	9,900,000	14,400,000
Number of days to determine volatility		30 days																						30 days
Number of days used to determine volatility by taking arithmetic average		10 days																							10 days	30 days	50 days
Fair value [Abstract]
Calculated aggregate value		1,820,000		2,511,000		16,947,000
Exercise price per share of warrant (in dollars per share)		$ 28.80		$ 28.80		$ 28.80
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.70		$ 26.00		$ 27.40	$ 27.40
Volatility (in hundredths)	65.00%	108.00%		93.80%				64.96%	64.96%
Probability of Fundamental Transaction or Delisting (in hundredths)	48.90%	62.60%		28.90%
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%				2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%				0.00%	0.00%
Net cash settlement value [Abstract]
Calculated aggregate value		$ 2,289,000	[1]	$ 3,596,000	[2]
Exercise price per share of warrant (in dollars per share)		$ 28.80		$ 2.88
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.70
Volatility (in hundredths)		172.60%	[3]	151.00%	[4]
Expected term (years)		3 years 8 months 12 days		4 years 2 months 12 days
Risk free interest rate (in hundredths)		0.60%		0.60%
Dividend yield (in hundredths)		0.00%		0.00%

[1]	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[2]	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.
[4]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.